Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the three months ended March 31, 2014, as compared to those described in our Annual Report on Form 10-K for the year ended December 31, 2013, that are of significance, or potential significance, to the Company.